Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure

Year	Summary Compensation Table Total for First PEO 1, 2	Compensation Actually Paid to First PEO 1,3	Summary Compensation Table Total for Second PEO 1,2	Compensation Actually Paid to Second PEO 1,3	Average Summary Compensation Table Total for Non-PEO Named Executive Officers 4	Average Compensation Actually Paid to Non-PEO Named Executive Officers 5	Value of Initial Fixed $100 Investment Based On:		Net Income ($M) 8	Revenues 9
							Total Shareholder Return 6	Peer Group Total Shareholder Return 7
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	—	—	$11,392,553	$5,138,863	$4,444,562	$2,529,882	$146.18	$149.98	$109,418,000	$489,723,000
2021	$20,875,111	$16,450,909	$9,396,664	$12,827,121	$4,140,001	$5,326,529	$164.59	$206.76	$70,960,000	$411,172,000
2020	$22,398,351	$30,358,397	—	—	$4,516,347	$5,326,614	$134.62	$132.79	$91,572,000	$362,963,000

(1)	The first PEO is Philippe F. Courtot, who served as PEO in 2020 and in 2021 t hrough March 19, 2021. The s econd PEO is Sumedh S. Thakar, who served as PEO beginning on April 27, 2021 and in 2022.

(2)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.

(3)
Compensation actually paid does not mean that our PEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the Summary Compensation Table total compensation under the methodology prescribed under the relevant rules, as shown in the following tables:

First PEO

	2020	2021	2022
Summary Compensation Table Total	22,398,351	20,875,111	—

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(21,560,357)	—	—

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	20,875,692	—	—

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	6,761,019	—	—

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,883,692	343,840	—

Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(4,768,042)	—

Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

Compensation Actually Paid	30,358,397	16,450,909	—
Second PEO

	2020	2021	2022
Summary Compensation Table Total	—	9,396,664	11,392,553

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(8,364,620)	(10,361,307)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	10,149,237	7,236,431
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	1,821,938	(2,774,012)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	136,595	-
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(312,693)	(354,802)

	2020	2021	2022
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	—	12,827,121	5,138,863

(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO
NEOs in each year are listed in the table below.

2020*	2021	2022
Thakar, Sumedh S.	Kim, Joo Mi	Kim, Joo Mi
Kim, Joo Mi	Posey, Bruce K.	Posey, Bruce K.
Posey, Bruce K.	Peters, Allan	Peters, Allan
Fisher, Melissa B.
*Melissa B. Fisher served as CFO through May 29, 2020, Joo Mi Kim served as CFO beginning on June 29, 2020 and in 2021, 2022.

(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the average of the Summary Compensation Table total compensation figure for all NEOs other than our PEO for the listed year under the methodology prescribed under the SEC’s rules, as shown in the following table:

Non-PEO
NEOs

	2020	2021	2022
Summary Compensation Table Total	4,516,347	4,140,001	4,444,562

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,120,883)	(3,625,418)	(3,952,633)

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,849,573	4,474,781	2,907,240

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,598,905	415,872	(782,777)

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	57,756	—	—

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	514,690	(78,707)	(86,511)

Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,089,773)	—	—

Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

Compensation Actually Paid	5,326,614	5,326,529	2,529,882

(6)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

(7)
The peer group used is the NASDAQ Computer Index, as used in the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(8)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements for the reported fiscal year.

(9)
In the Company’s assessment, revenues is the financial performance measure that is the most important financial performance measure used by the Company in 2022 to link compensation actually paid to performance.

Company Selected Measure Name	revenues
Named Executive Officers, Footnote [Text Block]
(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO
NEOs in each year are listed in the table below.

2020*	2021	2022
Thakar, Sumedh S.	Kim, Joo Mi	Kim, Joo Mi
Kim, Joo Mi	Posey, Bruce K.	Posey, Bruce K.
Posey, Bruce K.	Peters, Allan	Peters, Allan
Fisher, Melissa B.
*Melissa B. Fisher served as CFO through May 29, 2020, Joo Mi Kim served as CFO beginning on June 29, 2020 and in 2021, 2022.

Peer Group Issuers, Footnote [Text Block]	The peer group used is the NASDAQ Computer Index, as used in the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation actually paid does not mean that our PEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the Summary Compensation Table total compensation under the methodology prescribed under the relevant rules, as shown in the following tables:

First PEO

	2020	2021	2022
Summary Compensation Table Total	22,398,351	20,875,111	—

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(21,560,357)	—	—

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	20,875,692	—	—

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	6,761,019	—	—

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,883,692	343,840	—

Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(4,768,042)	—

Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

Compensation Actually Paid	30,358,397	16,450,909	—
Second PEO

	2020	2021	2022
Summary Compensation Table Total	—	9,396,664	11,392,553

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(8,364,620)	(10,361,307)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	10,149,237	7,236,431
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	1,821,938	(2,774,012)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	136,595	-
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	(312,693)	(354,802)

	2020	2021	2022
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—
Compensation Actually Paid	—	12,827,121	5,138,863

Non-PEO NEO Average Total Compensation Amount	$ 4,444,562	$ 4,140,001	$ 4,516,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,529,882	5,326,529	5,326,614
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived by adjusting the average of the Summary Compensation Table total compensation figure for all NEOs other than our PEO for the listed year under the methodology prescribed under the SEC’s rules, as shown in the following table:

Non-PEO
NEOs

	2020	2021	2022
Summary Compensation Table Total	4,516,347	4,140,001	4,444,562

Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,120,883)	(3,625,418)	(3,952,633)

Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	4,849,573	4,474,781	2,907,240

Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,598,905	415,872	(782,777)

Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	57,756	—	—

Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	514,690	(78,707)	(86,511)

Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(2,089,773)	—	—

Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—

Compensation Actually Paid	5,326,614	5,326,529	2,529,882

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually
Paid
and TSR
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to our company’s and our peer group’s TSR over the three years presented in the table:

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to the Company’s net income over the three years presented in the table:

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually
Paid
and Revenues
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to the Company’s revenues over the three years presented in the table. While we utilize a number of performance measures to evaluate company performance, we have determined that revenues is the most important performance measure (not otherwise required to be disclosed in the table) to link compensation actually paid to the our NEOs to company performance. We utilize revenue growth when setting goals for our corporate bonus plan and PRSUs granted to our NEOs.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually
Paid
and TSR
The following chart reflects the amount of compensation actually paid to Mr. Thakar (for 2022 and 2021), Mr. Courtot (for 2021 and 2020), and the average amount of compensation actually paid to our NEOs as a group (excluding the PEOs in each given year) in relation to our company’s and our peer group’s TSR over the three years presented in the table:

Tabular List [Table Text Block]
The list below includes the four financial performance measures that, in our assessment and in no particular order, represent the most important measures used to link compensation actually paid to our NEOs to company performance.

Most Important Performance Measures
Bookings
Revenues
Adjusted EBITDA Margin
Non-GAAP Earnings per Diluted Share

Total Shareholder Return Amount	$ 146.18	164.59	134.62
Peer Group Total Shareholder Return Amount	149.98	206.76	132.79
Net Income (Loss)	$ 109,418,000,000,000	$ 70,960,000,000,000	$ 91,572,000,000,000
Company Selected Measure Amount	489,723,000	411,172,000	362,963,000
PEO Name	Sumedh S. Thakar	Philippe F. Courtot
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Bookings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings per Diluted Share
Philippe F. Courtot [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 20,875,111	$ 22,398,351
PEO Actually Paid Compensation Amount	0	16,450,909	30,358,397
Sumedh S. Thakar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	11,392,553	9,396,664	0
PEO Actually Paid Compensation Amount	5,138,863	12,827,121	0
PEO [Member] | Philippe F. Courtot [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(21,560,357)
PEO [Member] | Philippe F. Courtot [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	20,875,692
PEO [Member] | Philippe F. Courtot [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	6,761,019
PEO [Member] | Philippe F. Courtot [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Philippe F. Courtot [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	343,840	1,883,692
PEO [Member] | Philippe F. Courtot [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,768,042)	0
PEO [Member] | Philippe F. Courtot [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Sumedh S. Thakar [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,361,307)	(8,364,620)	0
PEO [Member] | Sumedh S. Thakar [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,236,431	10,149,237	0
PEO [Member] | Sumedh S. Thakar [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,774,012)	1,821,938	0
PEO [Member] | Sumedh S. Thakar [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	136,595	0
PEO [Member] | Sumedh S. Thakar [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(354,802)	(312,693)	0
PEO [Member] | Sumedh S. Thakar [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Sumedh S. Thakar [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,952,633)	(3,625,418)	(4,120,883)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,907,240	4,474,781	4,849,573
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(782,777)	415,872	1,598,905
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	57,756
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(86,511)	(78,707)	514,690
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(2,089,773)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0